Schedule of Investments (unaudited) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group PLC	636,391	$19,247,969

Austria — 0.5%
ams AG(a)	74,677	1,296,132
ANDRITZ AG	23,098	1,256,802
BAWAG Group AG(b)	23,957	1,296,044
CA Immobilien Anlagen AG	24,484	1,074,321
Erste Group Bank AG(a)	89,469	3,188,002
IMMOFINANZ AG(a)	28,037	584,229
Lenzing AG(a)	5,131	678,201
Oesterreichische Post AG(c)	13,384	593,714
OMV AG	47,439	2,341,960
Raiffeisen Bank International AG	47,712	1,044,755
S&T AG(a)(c)	18,749	509,632
Schoeller-Bleckmann Oilfield Equipment AG	8,108	347,471
Telekom Austria AG	65,871	539,209
UNIQA Insurance Group AG	58,055	466,842
Verbund AG	21,532	1,770,351
voestalpine AG	35,726	1,552,551
Wienerberger AG	39,405	1,547,353

		20,087,569

Belgium — 1.6%
Ackermans & van Haaren NV	7,360	1,178,375
Aedifica SA	10,017	1,225,140
Ageas SA/NV	54,919	3,329,374
AGFA-Gevaert NV(a)	101,523	500,464
Anheuser-Busch InBev SA/NV	229,637	16,262,786
Barco NV	23,216	591,926
Befimmo SA	10,240	435,756
Bekaert SA	17,358	763,524
bpost SA(a)	34,574	368,130
Cofinimmo SA	8,005	1,228,643
D’ieteren SA/NV	8,222	894,252
Econocom Group SA/NV	66,061	264,816
Elia Group SA/NV	10,664	1,155,359
Etablissements Franz Colruyt NV	17,812	1,057,738
Euronav NV	59,243	510,913
Fagron	25,693	577,139
Galapagos NV(a)	13,001	1,015,567
Gimv NV	5,967	374,956
Groupe Bruxelles Lambert SA(c)	35,419	3,879,149
Intervest Offices & Warehouses NV	15,732	420,428
KBC Ancora(a)	14,666	641,227
KBC Group NV(a)	75,454	5,869,532
Kinepolis Group NV(a)(c)	4,113	223,597
Melexis NV	7,631	832,269
Montea C.V.A	3,208	352,195
Ontex Group NV(a)	25,275	330,122
Proximus SADP	45,815	977,846
Sofina SA	4,567	1,738,390
Solvay SA	22,155	2,821,705
Telenet Group Holding NV	15,137	649,065
UCB SA	38,275	3,550,573
Umicore SA	59,422	3,616,667
Warehouses De Pauw CVA	39,978	1,411,040

		59,048,663

Denmark — 3.8%
ALK-Abello A/S(a)	2,412	1,047,159

Security	Shares	Value

Denmark (continued)
Ambu A/S, Class B	48,711	$2,732,954
AP Moller - Maersk A/S, Class A	1,002	2,359,975
AP Moller - Maersk A/S, Class B, NVS	1,909	4,749,594
Bavarian Nordic A/S(a)(c)	18,778	863,570
Carlsberg A/S, Class B	31,541	5,542,197
Chemometec A/S	4,254	464,124
Chr Hansen Holding A/S(a)	31,393	2,889,458
Coloplast A/S, Class B	36,124	5,984,948
Danske Bank A/S	209,017	3,994,149
Demant A/S(a)	33,611	1,687,718
Dfds A/S(a)	13,208	782,519
DSV Panalpina A/S	62,753	14,013,057
FLSmidth & Co. A/S	16,564	653,159
Genmab A/S(a)	19,718	7,245,451
GN Store Nord A/S	38,604	3,489,429
H Lundbeck A/S	23,561	727,694
ISS A/S(a)	52,024	989,085
Jyske Bank A/S, Registered(a)	22,319	1,091,446
Netcompany Group A/S(b)	14,031	1,461,551
NKT A/S(a)	13,099	545,363
Novo Nordisk A/S, Class B	519,603	38,106,099
Novozymes A/S, Class B	61,867	4,409,450
Orsted A/S(b)	57,309	8,369,555
Pandora A/S	30,098	3,420,200
Per Aarsleff Holding A/S	12,444	609,343
Ringkjoebing Landbobank A/S	12,795	1,304,841
ROCKWOOL International A/S, Class B	2,724	1,224,503
Royal Unibrew A/S	16,142	1,972,791
Scandinavian Tobacco Group A/S(b)	23,438	427,204
Schouw & Co. A/S	3,915	419,533
SimCorp A/S	12,215	1,616,632
Spar Nord Bank A/S	41,137	456,142
Sydbank A/S	23,176	692,543
Topdanmark A/S	14,748	720,969
Tryg A/S	98,485	2,256,611
Vestas Wind Systems A/S	300,140	12,544,600
Zealand Pharma A/S(a)	11,409	374,904

		142,240,520

Finland — 2.1%
Cargotec OYJ, Class B	14,111	819,104
Caverion OYJ	36,158	298,813
Elisa OYJ	43,129	2,450,042
Fortum OYJ	132,134	3,475,524
Huhtamaki OYJ	29,267	1,390,239
Kemira OYJ	45,164	738,867
Kesko OYJ, Class B	82,118	2,504,951
Kojamo OYJ	37,246	808,406
Kone OYJ, Class B	102,477	8,060,459
Konecranes OYJ	23,540	1,085,891
Metsa Board OYJ	61,415	782,933
Metso Outotec OYJ	191,820	2,157,650
Neles OYJ	33,599	490,009
Neste OYJ	126,733	7,689,082
Nokia OYJ(a)	1,692,663	8,033,345
Nokian Renkaat OYJ	42,970	1,602,511
Nordea Bank Abp	976,263	10,155,467
Orion OYJ, Class B	32,449	1,438,657
Outokumpu OYJ(a)	114,920	748,423
Revenio Group OYJ	6,006	431,994
Sampo OYJ, Class A	142,154	6,761,146

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Sanoma OYJ	22,146	$384,961
Stora Enso OYJ, Class R	176,159	3,378,118
TietoEVRY OYJ	34,362	1,191,311
Tokmanni Group Corp.	17,348	446,907
UPM-Kymmene OYJ	161,252	6,318,447
Uponor OYJ	30,271	883,311
Valmet OYJ	41,434	1,733,767
Wartsila OYJ Abp	135,704	1,753,674
YIT OYJ	79,493	492,822

		78,506,831

France — 15.8%
ABC arbitrage	9,021	77,645
Accor SA(a)	56,285	2,267,789
Aeroports de Paris(a)	8,989	1,154,596
Air France-KLM(a)(c)	87,263	486,999
Air Liquide SA	143,220	24,157,835
Airbus SE(a)	177,292	21,329,600
Albioma SA	7,645	346,035
ALD SA(b)	31,961	503,248
Alstom SA(a)	79,955	4,373,591
Alten SA(a)	10,065	1,261,301
Amundi SA(a)(b)	19,064	1,700,538
APERAM SA	18,281	948,267
Arkema SA	20,689	2,590,163
Atos SE(a)	30,423	2,073,605
AXA SA	584,773	16,560,413
BioMerieux	12,726	1,515,410
BNP Paribas SA(a)	339,706	21,833,198
Bollore SA	266,091	1,345,345
Bouygues SA	69,116	2,965,313
Bureau Veritas SA(a)	88,062	2,636,444
Capgemini SE	48,766	8,946,565
Carrefour SA	182,871	3,545,355
Casino Guichard Perrachon SA(a)	14,722	514,834
CGG SA(a)	281,805	329,060
Cie. de Saint-Gobain(a)	156,447	9,887,369
Cie. Generale des Etablissements Michelin SCA	51,395	7,445,968
Cie. Plastic Omnium SA	22,595	760,508
CNP Assurances	57,528	1,008,658
Coface SA(a)	43,429	530,640
Covivio	16,189	1,446,033
Credit Agricole SA(a)	348,472	5,399,681
Danone SA	186,103	13,134,922
Dassault Aviation SA(a)	919	1,002,300
Dassault Systemes SE	40,021	9,295,804
Edenred	73,546	4,174,409
Eiffage SA(a)	25,207	2,764,962
Electricite de France SA(a)	190,028	2,772,518
Elis SA(a)	66,654	1,193,942
Engie SA(a)	547,243	8,148,997
EssilorLuxottica SA	86,046	14,335,769
Eurazeo SE	14,817	1,236,083
Eurofins Scientific SE(a)	40,339	3,998,922
Eutelsat Communications SA	62,682	793,426
Faurecia SE(a)	23,700	1,280,999
Faurecia SE, New(a)	11,967	645,239
Fnac Darty SA(a)	8,969	633,237
Gaztransport Et Technigaz SA	7,468	638,738
Gecina SA	13,876	2,032,032
Getlink SE(a)	134,779	2,146,527

Security	Shares	Value

France (continued)
Hermes International	9,554	$12,007,151
ICADE	10,328	804,405
Iliad SA	4,628	841,249
Imerys SA	13,987	728,055
Interparfums SA(a)	4,696	325,050
Ipsen SA	11,397	1,103,613
IPSOS	18,022	750,643
JCDecaux SA(a)	29,544	753,268
Kering SA	22,900	18,373,414
Klepierre SA	61,877	1,643,195
Korian SA(a)	25,658	1,029,158
La Francaise des Jeux SAEM(b)	25,852	1,326,361
Lagardere SCA(a)(c)	16,057	432,592
Legrand SA	80,758	7,874,533
L’Oreal SA	76,112	31,303,203
LVMH Moet Hennessy Louis Vuitton SE	83,841	63,200,969
McPhy Energy SA(a)	9,071	329,337
Natixis SA(a)	302,527	1,480,035
Neoen SA(a)(b)(c)	12,485	572,020
Nexans SA(a)	10,901	896,931
Nexity SA	18,365	996,619
Orange SA	601,231	7,490,933
Orpea SA(a)	15,411	1,985,966
Pernod Ricard SA	63,257	12,998,593
Publicis Groupe SA	67,283	4,362,404
Quadient SA	15,944	436,458
Remy Cointreau SA	7,390	1,478,528
Renault SA(a)	57,948	2,338,630
Rexel SA	83,181	1,639,181
Rubis SCA	28,352	1,332,782
Safran SA(a)	96,784	14,468,031
Sanofi	342,188	35,948,765
Sartorius Stedim Biotech	8,362	3,845,278
Schneider Electric SE	162,693	26,051,938
SCOR SE(a)	50,742	1,643,749
SEB SA	8,038	1,465,935
SES SA	123,671	938,509
Societe BIC SA	8,774	620,526
Societe Generale SA(a)	244,773	6,974,547
Sodexo SA(a)	26,787	2,679,658
SOITEC(a)	7,541	1,525,987
Solutions 30 SE(a)(c)	25,542	351,751
Sopra Steria Group SACA(a)	6,059	1,129,084
SPIE SA(a)	41,361	1,046,593
Suez SA	104,913	2,508,204
Teleperformance	18,312	7,078,322
Thales SA	32,276	3,294,028
TOTAL SE	760,737	33,723,413
Trigano SA	3,113	556,868
Ubisoft Entertainment SA(a)	27,607	2,075,752
Unibail-Rodamco-Westfield(a)	42,609	3,518,166
Valeo SA	70,073	2,272,493
Valneva SE(a)(c)	35,594	600,301
Veolia Environnement SA	161,569	5,152,218
Verallia SA(b)	9,364	379,654
Vicat SA	13,133	660,837
Vinci SA	157,007	17,275,055
Virbac SA(a)	1,366	443,985
Vivendi SE	254,433	8,882,304
Wendel SE	8,694	1,158,568
Worldline SA(a)(b)	71,664	7,042,147

		596,318,774

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 12.8%
Aareal Bank AG(a)	20,065	$565,209
adidas AG(a)	57,302	17,717,546
ADLER Group SA(a)(b)	24,746	732,219
AIXTRON SE(a)	39,374	842,033
Allianz SE, Registered	124,495	32,431,228
alstria office REIT-AG	68,129	1,221,184
Amadeus Fire AG(a)	2,017	350,612
Aroundtown SA	300,866	2,319,416
AURELIUS Equity Opportunities SE & Co. KGaA(a)	12,069	405,640
Aurubis AG	13,134	1,131,098
BASF SE	277,230	22,386,567
Bayer AG, Registered	296,997	19,241,990
Bayerische Motoren Werke AG	99,999	10,039,589
Bechtle AG	8,246	1,681,058
Beiersdorf AG	30,420	3,438,579
Bilfinger SE	13,338	499,029
Brenntag SE	46,359	4,167,663
CANCOM SE	13,152	813,151
Carl Zeiss Meditec AG, Bearer	12,686	2,238,024
Commerzbank AG(a)	306,829	2,028,159
CompuGroup Medical SE & Co. KgaA	8,628	790,404
Continental AG(a)	33,890	4,595,348
Covestro AG(b)	55,403	3,629,494
CropEnergies AG	11,755	151,129
CTS Eventim AG & Co. KGaA(a)	18,727	1,295,804
Daimler AG, Registered	259,914	23,169,089
Delivery Hero SE(a)(b)	39,842	6,333,354
Dermapharm Holding SE	5,720	500,593
Deutsche Bank AG, Registered(a)	588,780	8,226,021
Deutsche Boerse AG	57,013	9,834,999
Deutsche EuroShop AG(a)	19,689	455,071
Deutsche Lufthansa AG, Registered(a)(c)	90,055	1,164,087
Deutsche Pfandbriefbank AG(a)(b)	41,729	481,436
Deutsche Post AG, Registered	299,201	17,632,517
Deutsche Telekom AG, Registered	1,005,913	19,374,684
Deutsche Wohnen SE	103,467	5,604,909
Draegerwerk AG & Co. KGaA	4,050	357,854
Duerr AG(c)	20,053	843,927
E.ON SE	679,000	8,195,052
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,157	409,093
Encavis AG(c)	40,267	776,059
Evonik Industries AG	61,941	2,171,320
Evotec SE(a)	41,223	1,718,487
flatexDEGIRO AG(a)	7,323	940,606
Fraport AG Frankfurt Airport Services Worldwide(a)	12,451	827,666
Freenet AG	40,192	979,758
Fresenius Medical Care AG & Co. KGaA	64,123	5,106,973
Fresenius SE & Co. KGaA	126,421	6,221,346
GEA Group AG	45,845	2,014,921
Gerresheimer AG	9,463	1,018,975
Grand City Properties SA	40,226	1,082,762
GRENKE AG(c)	10,003	406,284
Hannover Rueck SE	17,962	3,325,564
HeidelbergCement AG	44,438	4,077,347
HelloFresh SE(a)	44,686	3,711,716
Henkel AG & Co. KGaA	32,546	3,240,092
HOCHTIEF AG	8,738	820,256

Security	Shares	Value

Germany (continued)
Hornbach Holding AG & Co. KGaA	5,364	$502,046
Hugo Boss AG(c)	20,689	955,870
Hypoport SE(a)	1,250	753,880
Indus Holding AG	11,513	479,533
Infineon Technologies AG	393,115	15,884,022
Jenoptik AG	19,538	599,285
K+S AG, Registered	66,122	734,368
KION Group AG	22,914	2,287,806
Knorr-Bremse AG	21,933	2,693,100
Krones AG	4,698	410,020
LANXESS AG	26,131	1,925,766
LEG Immobilien SE	21,767	3,031,700
Merck KGaA	39,951	7,028,792
METRO AG	37,988	416,142
MorphoSys AG(a)	10,806	1,021,669
MTU Aero Engines AG	16,148	4,080,237
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	42,413	12,286,808
Nemetschek SE	18,724	1,397,477
Nordex SE(a)	28,704	831,366
Norma Group SE	10,761	601,070
OSRAM Licht AG(a)	11,719	734,286
PATRIZIA AG	13,980	382,862
Pfeiffer Vacuum Technology AG	2,537	492,922
ProSiebenSat.1 Media SE(a)	66,894	1,453,109
Puma SE(a)	29,507	3,115,860
Rational AG(c)	1,571	1,311,715
Rheinmetall AG	13,813	1,441,655
RWE AG	193,705	7,354,561
SAP SE	315,171	44,299,065
Scout24 AG(b)	33,584	2,795,220
Siemens AG, Registered	231,117	38,622,302
Siemens Healthineers AG(b)	80,964	4,627,611
Siltronic AG	6,957	1,174,152
Sixt SE(a)(c)	7,064	981,320
Software AG	19,370	840,366
Stabilus SA	10,371	811,499
Stratec SE	2,681	380,186
Stroeer SE & Co. KGaA	11,260	961,712
Suedzucker AG(c)	24,854	407,500
Symrise AG	39,326	5,084,383
TAG Immobilien AG	44,088	1,364,510
TeamViewer AG(a)(b)	48,537	2,311,444
Telefonica Deutschland Holding AG	333,457	970,622
thyssenkrupp AG(a)	126,093	1,687,913
TUI AG(a)(c)	248,477	1,481,733
Uniper SE	62,705	2,290,192
United Internet AG, Registered	31,583	1,331,066
Varta AG(a)(c)	5,649	825,212
Volkswagen AG	9,840	3,129,552
Vonovia SE(c)	161,757	10,639,666
Vossloh AG(a)	6,721	358,420
Wacker Chemie AG	5,073	766,413
Zalando SE(a)(b)	46,967	4,892,873
zooplus AG(a)	2,066	654,094

		483,631,944

Ireland — 1.1%
AIB Group PLC(a)	247,661	725,659
Bank of Ireland Group PLC(a)	319,151	1,875,634
C&C Group PLC(a)	135,442	555,453

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Cairn Homes PLC(a)	404,730	$527,165
CRH PLC	241,611	11,410,094
Dalata Hotel Group PLC(a)	78,397	425,628
Flutter Entertainment PLC(a)	49,000	10,018,803
Glanbia PLC	71,328	1,050,983
Grafton Group PLC	75,384	1,245,169
Greencore Group PLC(a)	231,069	507,724
Hibernia REIT PLC	271,687	372,191
Kerry Group PLC, Class A	47,987	6,227,254
Kingspan Group PLC	47,677	4,250,567
Smurfit Kappa Group PLC	73,823	3,782,227
UDG Healthcare PLC	75,878	900,338

		43,874,889

Italy — 3.5%
A2A SpA	566,330	1,109,204
ACEA SpA	16,037	364,678
Amplifon SpA(a)	40,842	1,727,187
Anima Holding SpA(b)	116,451	603,210
Ascopiave SpA	72,233	352,599
Assicurazioni Generali SpA(a)	331,918	6,666,705
ASTM SpA(a)	23,298	723,590
Atlantia SpA(a)	150,799	2,945,353
Autogrill SpA(a)(c)	49,202	407,735
Azimut Holding SpA	38,375	919,990
Banca Generali SpA(a)	21,766	833,745
Banca Mediolanum SpA(a)	58,612	548,370
Banca Popolare di Sondrio SCPA(a)	201,440	848,727
Banco BPM SpA	466,639	1,331,323
BPER Banca(a)	298,441	681,881
Brunello Cucinelli SpA(a)(c)	10,064	513,193
Buzzi Unicem SpA	34,871	932,325
Cerved Group SpA(a)	64,323	755,349
CNH Industrial NV	310,091	4,617,566
Credito Emiliano SpA(a)	75,201	465,308
De’ Longhi SpA	23,248	1,018,128
DiaSorin SpA	7,772	1,321,525
Enav SpA(b)	95,100	442,127
Enel SpA	2,455,582	24,437,490
Eni SpA	764,384	9,137,241
ERG SpA	24,917	745,678
Ferrari NV	38,048	8,159,657
FinecoBank Banca Fineco SpA(a)	184,208	3,175,453
Freni Brembo SpA(a)	51,510	642,400
Gruppo MutuiOnline SpA	7,894	425,250
GVS SpA(a)(b)	21,107	368,425
Hera SpA	280,033	1,127,612
Immobiliare Grande Distribuzione SIIQ SpA	83,647	396,735
Infrastrutture Wireless Italiane SpA(b)	110,115	1,285,797
Interpump Group SpA	22,958	1,224,312
Intesa Sanpaolo SpA(a)	4,990,373	13,943,197
Iren SpA	237,594	709,319
Italgas SpA	190,397	1,242,722
Juventus Football Club SpA(a)(c)	274,131	241,394
Leonardo SpA	121,752	995,763
Mediobanca Banca di Credito Finanziario SpA(a)	191,233	2,164,399
Moncler SpA(a)	58,441	3,589,321
Nexi SpA(a)(b)	130,227	2,498,869
Pirelli & C SpA(a)(b)	125,331	705,635
Poste Italiane SpA(b)	160,748	2,109,241
Prysmian SpA	73,166	2,294,411

Security	Shares	Value

Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	31,491	$1,737,742
Reply SpA	7,367	1,003,015
Saipem SpA(c)	225,890	522,506
Salvatore Ferragamo SpA(a)(c)	22,558	483,908
Snam SpA	615,853	3,469,582
Societa Cattolica Di Assicurazione SPA(a)	52,745	313,408
Tamburi Investment Partners SpA	36,173	340,522
Technogym SpA(a)(b)	49,029	658,085
Telecom Italia SpA/Milano	2,583,830	1,419,282
Tenaris SA	146,590	1,580,773
Terna Rete Elettrica Nazionale SpA	431,617	3,185,028
Tod’s SpA(a)	4,741	223,380
UniCredit SpA	639,321	6,589,439
Unipol Gruppo SpA(a)	178,010	976,084

		134,252,893

Netherlands — 8.5%
Aalberts NV	32,836	1,780,735
ABN AMRO Bank NV, CVA(a)(b)	129,829	1,679,785
Adyen NV(a)(b)	5,554	13,649,272
Aegon NV	525,968	2,447,797
AerCap Holdings NV(a)	40,742	2,373,221
Akzo Nobel NV	58,032	6,980,302
Alfen Beheer BV(a)(b)	4,007	319,324
Arcadis NV(a)	25,985	1,094,826
ArcelorMittal SA(a)	216,326	6,315,019
Argenx SE(a)(c)	13,912	4,026,042
ASM International NV	14,467	4,404,347
ASML Holding NV	128,513	83,725,755
ASR Nederland NV	43,116	1,889,789
Basic-Fit NV(a)(b)(c)	13,492	609,387
BE Semiconductor Industries NV	21,344	1,729,713
Boskalis Westminster(a)	26,688	852,651
Corbion NV	22,654	1,328,637
Davide Campari-Milano NV	179,202	2,116,677
Euronext NV(b)	17,574	1,770,722
EXOR NV	32,725	2,691,422
Flow Traders(b)	11,158	461,255
Heineken Holding NV	34,695	3,449,857
Heineken NV	78,251	9,084,506
IMCD NV	17,206	2,505,186
ING Groep NV	1,174,143	15,024,792
Intertrust NV(a)(b)	36,523	677,082
JDE Peet’s NV(a)	22,644	881,006
Just Eat Takeaway.com NV(a)(b)	15,500	1,604,665
Just Eat Takeaway.com NV(a)(b)(c)	22,679	2,353,447
Koninklijke Ahold Delhaize NV	334,226	9,008,418
Koninklijke DSM NV	52,085	9,354,826
Koninklijke KPN NV	1,076,628	3,714,463
Koninklijke Philips NV(a)	274,497	15,490,999
Koninklijke Vopak NV	21,918	1,005,264
NN Group NV	90,718	4,539,706
NSI NV	12,075	491,313
OCI NV(a)	36,416	850,887
Pharming Group NV(a)(c)	240,821	307,729
PostNL NV	162,526	850,876
Prosus NV	147,140	15,982,177
QIAGEN NV(a)	68,944	3,363,778
Randstad NV	36,046	2,607,001
Rhi Magnesita NV	12,159	764,298
Royal Dutch Shell PLC, Class A	1,239,736	23,429,915

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Royal Dutch Shell PLC, Class B	1,122,107	$20,181,445
SBM Offshore NV	49,244	858,077
Shop Apotheke Europe NV(a)(b)	4,050	837,104
Signify NV(a)(b)	40,378	2,299,598
Stellantis NV	615,982	10,250,758
STMicroelectronics NV	193,639	7,263,476
Technip Energies NV(a)	27,113	386,604
TKH Group NV	15,378	736,038
TomTom NV(a)	31,355	275,728
Wereldhave NV	17,025	294,714
Wolters Kluwer NV	81,623	7,394,878

		320,367,289

Norway — 1.4%
Adevinta ASA(a)	72,106	1,323,531
Aker ASA, Class A	9,686	724,567
Atea ASA	24,836	477,098
Austevoll Seafood ASA	52,821	676,459
Bakkafrost P/F	15,423	1,226,311
Borregaard ASA	37,065	818,194
BW Offshore Ltd.	39,223	158,059
DNB ASA	289,157	6,231,622
Entra ASA(b)	62,529	1,414,922
Equinor ASA	304,236	6,206,880
Frontline Ltd./Bermuda	34,325	263,422
Gjensidige Forsikring ASA	61,894	1,411,355
Hexagon Composites ASA(a)	33,978	200,395
Kongsberg Gruppen ASA	37,134	938,608
Leroy Seafood Group ASA	108,830	1,001,296
Mowi ASA	132,674	3,283,235
NEL ASA(a)	442,203	1,286,978
Nordic Semiconductor ASA(a)	56,119	1,391,458
Norsk Hydro ASA	437,109	2,796,841
Norwegian Finans Holding ASA	40,725	450,474
Orkla ASA	228,640	2,338,082
Salmar ASA	19,120	1,329,715
Scatec ASA(b)	37,139	1,003,551
Schibsted ASA, Class A(a)	24,318	1,227,579
Schibsted ASA, Class B(a)	32,739	1,438,306
SpareBank 1 SMN	39,124	529,301
SpareBank 1 SR-Bank ASA	54,068	701,539
Storebrand ASA	149,099	1,431,373
Subsea 7 SA	79,770	811,123
Telenor ASA	211,210	3,773,877
TGS NOPEC Geophysical Co. ASA	39,591	604,001
Tomra Systems ASA	34,600	1,735,789
Veidekke ASA	32,645	502,944
Yara International ASA	54,065	2,828,778

		52,537,663

Portugal — 0.3%
Banco Comercial Portugues SA, Class R(a)	3,353,024	502,528
EDP - Energias de Portugal SA	832,977	4,634,652
Galp Energia SGPS SA	152,063	1,759,143
Jeronimo Martins SGPS SA	76,092	1,391,397
Navigator Co. SA (The)	124,547	420,703
NOS SGPS SA	83,869	318,432
REN - Redes Energeticas Nacionais SGPS SA	240,902	706,145
Sonae SGPS SA	429,476	403,262

		10,136,262

Security	Shares	Value

Spain — 3.9%
Acciona SA	8,038	$1,400,138
Acerinox SA	54,715	760,422
ACS Actividades de Construccion y Servicios SA	71,280	2,327,940
Aena SME SA(a)(b)	20,663	3,599,284
Amadeus IT Group SA(a)	136,040	9,285,470
Applus Services SA(a)	53,073	561,906
Banco Bilbao Vizcaya Argentaria SA	2,009,390	11,297,487
Banco de Sabadell SA(a)	1,756,879	1,115,414
Banco Santander SA	5,232,628	20,251,400
Bankinter SA	206,777	1,134,320
Befesa SA(b)	12,050	844,237
CaixaBank SA	1,362,841	4,375,447
Cellnex Telecom SA(b)(c)	133,562	7,563,180
Cia. de Distribucion Integral Logista Holdings SA	21,970	457,541
Cie. Automotive SA	29,381	819,142
Corp Financiera Alba SA	9,348	495,137
Ebro Foods SA	29,288	600,072
Enagas SA	76,645	1,671,846
Endesa SA	95,844	2,522,141
Euskaltel SA(b)	44,434	591,595
Faes Farma SA	142,195	593,290
Ferrovial SA	150,326	4,277,951
Fluidra SA	26,550	923,669
Global Dominion Access SA(b)	66,430	327,871
Grifols SA	90,474	2,455,979
Grupo Catalana Occidente SA	18,651	781,332
Iberdrola SA	1,847,869	24,991,854
Indra Sistemas SA(a)	46,483	484,861
Industria de Diseno Textil SA	329,432	11,746,407
Inmobiliaria Colonial Socimi SA	92,666	940,935
Lar Espana Real Estate Socimi SA	44,334	286,059
Liberbank SA	805,484	285,269
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	206,777	405,736
Mapfre SA	377,937	814,607
Merlin Properties Socimi SA	116,723	1,291,859
Miquel y Costas & Miquel SA	20,399	353,611
Naturgy Energy Group SA	87,749	2,253,135
Neinor Homes SA(b)	29,065	384,873
Pharma Mar SA	4,488	513,252
Prosegur Cia. de Seguridad SA	99,870	310,898
Red Electrica Corp. SA	130,938	2,407,693
Repsol SA	451,458	5,400,955
Sacyr SA	146,368	406,312
Siemens Gamesa Renewable Energy SA(a)	70,125	2,540,935
Solaria Energia y Medio Ambiente SA(a)	21,083	432,851
Tecnicas Reunidas SA(a)(c)	14,373	215,240
Telefonica SA	1,527,490	7,085,785
Viscofan SA	13,098	897,163
Zardoya Otis SA	71,044	450,705

		145,935,206

Sweden — 6.4%
AAK AB	53,479	1,227,599
AddTech AB, Class B	78,452	1,373,136
AF Poyry AB(a)	35,641	1,167,555
Alfa Laval AB	96,111	3,255,322
Arjo AB, Class B	81,609	806,849
Assa Abloy AB, Class B	302,002	8,618,169
Atlas Copco AB, Class A	202,734	12,299,624
Atlas Copco AB, Class B	117,548	6,109,730

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Avanza Bank Holding AB	36,978	$1,332,052
Axfood AB	40,140	1,006,378
Beijer Ref AB	71,331	1,109,307
Betsson AB	33,537	306,189
BHG Group AB(a)	30,749	591,652
Bilia AB, Class A	25,037	437,924
BillerudKorsnas AB	68,517	1,401,010
Biotage AB	17,699	383,671
Boliden AB	86,406	3,370,097
Bonava AB, Class B	34,953	415,844
Bravida Holding AB(b)	81,293	1,211,355
Bure Equity AB	16,908	774,640
Castellum AB	69,956	1,705,104
Catena AB	7,371	357,577
CELLINK AB, Class B(a)	12,179	697,404
Dometic Group AB(b)	90,308	1,425,255
Electrolux AB, Series B	69,939	1,965,231
Electrolux Professional AB, Class B(a)	105,789	669,333
Elekta AB, Class B	113,658	1,522,922
Embracer Group AB(a)	73,403	2,262,226
Epiroc AB, Class A	205,536	4,460,380
Epiroc AB, Class B	118,084	2,319,576
EQT AB	74,882	2,535,401
Essity AB, Class B	184,374	6,024,603
Evolution AB(b)	48,201	9,531,038
Fabege AB	82,053	1,225,106
Fastighets AB Balder, Class B(a)	30,590	1,764,331
Fingerprint Cards AB, Class B(a)	95,907	394,596
Fortnox AB	21,818	1,119,831
Getinge AB, Class B	73,375	2,486,111
Granges AB(a)	31,027	416,837
H & M Hennes & Mauritz AB, Class B(a)	242,128	5,978,929
Hansa Biopharma AB(a)	12,213	243,155
Hexagon AB, Class B	84,667	8,084,456
Hexpol AB	87,996	1,082,812
Holmen AB, Class B	32,363	1,527,107
Hufvudstaden AB, Class A	41,288	658,694
Husqvarna AB, Class B	126,227	1,759,259
ICA Gruppen AB	30,301	1,397,557
Industrivarden AB, Class A	32,149	1,234,899
Industrivarden AB, Class C	52,499	1,897,371
Indutrade AB	90,028	2,355,107
Instalco AB	12,733	541,801
Intrum AB	22,918	790,066
Investment AB Latour, Class B	44,564	1,364,997
Investor AB, Class B	137,282	11,671,588
JM AB	20,024	742,871
Kambi Group PLC(a)	8,605	435,758
Kindred Group PLC(a)	69,462	1,203,463
Kinnevik AB, Class B	75,506	4,179,027
Klovern AB, Class B	175,114	339,635
Kungsleden AB	74,951	872,652
L E Lundbergforetagen AB, Class B	23,631	1,352,060
Lifco AB, Class B	14,464	1,558,313
Lindab International AB	23,984	487,863
Loomis AB	25,598	841,284
Lundin Energy AB	59,409	1,905,416
Millicom International Cellular SA, SDR(a)	31,108	1,232,437
MIPS AB	11,706	947,610
Modern Times Group MTG AB, Class B(a)(c)	28,355	435,934

Security	Shares	Value

Sweden (continued)
Munters Group AB(a)(b)	35,964	$353,441
Mycronic AB	27,306	806,029
NCC AB, Class B	33,206	627,932
Nibe Industrier AB, Class B	96,085	3,520,342
Nobia AB	58,702	510,950
Nolato AB, Class B(a)	6,109	604,344
Nordic Entertainment Group AB, Class B(a)	24,590	1,142,876
Nyfosa AB	72,643	875,419
Pandox AB(a)	34,578	606,033
Paradox Interactive AB	10,221	239,577
Peab AB, Class B(a)	68,576	991,851
PowerCell Sweden AB(a)	12,214	317,781
Ratos AB, Class B	65,047	383,555
Saab AB, Class B	27,189	807,077
Samhallsbyggnadsbolaget i Norden AB	290,725	1,109,849
Sandvik AB	340,767	8,434,797
SAS AB(a)(c)	1,384,575	320,119
Scandic Hotels Group AB(a)(b)(c)	44,161	199,817
Securitas AB, Class B	105,396	1,800,485
Sinch AB(a)(b)	11,987	1,896,060
Skandinaviska Enskilda Banken AB, Class A	491,111	6,310,405
Skanska AB, Class B	103,633	2,813,959
SKF AB, Class B	112,761	2,915,123
SSAB AB, Class A(a)	68,721	374,742
SSAB AB, Class B(a)	192,375	964,861
Stillfront Group AB(a)	98,876	1,012,059
Storytel AB(a)	17,771	447,230
Svenska Cellulosa AB SCA, Class B	182,933	3,212,672
Svenska Handelsbanken AB, Class A	464,711	5,395,775
Sweco AB, Class B	64,045	1,143,694
Swedbank AB, Class A	272,350	4,790,745
Swedish Match AB	49,670	4,078,981
Swedish Orphan Biovitrum AB(a)	62,302	1,061,361
Tele2 AB, Class B	156,730	2,026,837
Telefonaktiebolaget LM Ericsson, Class B	882,500	12,100,293
Telia Co. AB	744,769	3,086,267
Thule Group AB(b)	31,473	1,430,769
Trelleborg AB, Class B	78,980	2,060,490
Troax Group AB	11,770	428,721
Vitrolife AB	24,739	929,788
Volvo AB, Class B	429,091	10,496,700
Wallenstam AB, Class B	61,324	948,606
Wihlborgs Fastigheter AB	51,057	1,044,598

		241,826,096

Switzerland — 14.1%
ABB Ltd., Registered	555,417	18,056,153
Adecco Group AG, Registered	46,400	3,146,073
Alcon Inc.(a)	148,106	11,123,580
Allreal Holding AG, Registered	5,711	1,157,166
ALSO Holding AG, Registered	2,748	833,092
Arbonia AG	37,995	658,211
Aryzta AG(a)	390,156	438,901
Bachem Holding AG, Class B, Registered	2,266	1,151,572
Baloise Holding AG, Registered	14,065	2,381,049
Banque Cantonale Vaudoise, Registered	9,136	932,582
Barry Callebaut AG, Registered	912	2,015,889
Belimo Holding AG, Registered	3,044	1,214,863
BKW AG	6,418	719,171
Bossard Holding AG, Class A, Registered	1,752	421,648
Bucher Industries AG, Registered	2,691	1,413,878

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Burckhardt Compression Holding AG	1,906	$685,454
Bystronic AG, Registered	476	582,442
Cembra Money Bank AG	9,086	988,746
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	311	2,888,186
Chocoladefabriken Lindt & Spruengli AG, Registered	31	3,065,841
Cie. Financiere Richemont SA, Class A, Registered	157,516	16,172,138
Clariant AG, Registered	58,561	1,227,338
Coca-Cola HBC AG	60,242	2,086,871
Comet Holding AG, Registered	2,309	592,408
Credit Suisse Group AG, Registered	741,187	7,757,657
Daetwyler Holding AG, Bearer	3,065	994,726
DKSH Holding AG	12,736	1,025,667
dormakaba Holding AG	1,386	911,792
Dufry AG, Registered(a)(c)	16,702	1,099,488
Emmi AG, Registered	860	893,898
EMS-Chemie Holding AG, Registered	2,473	2,311,532
Flughafen Zurich AG, Registered(a)	7,074	1,273,560
Forbo Holding AG, Registered	524	1,004,278
Galenica AG(b)	19,349	1,311,077
Geberit AG, Registered	11,159	7,345,939
Georg Fischer AG, Registered	1,239	1,738,852
Givaudan SA, Registered	2,789	11,693,587
Glencore PLC	3,015,689	12,325,704
Helvetia Holding AG, Registered	10,767	1,296,219
Huber + Suhner AG, Registered	7,536	604,830
Idorsia Ltd.(a)(c)	35,140	911,586
Implenia AG, Registered(a)	5,805	169,176
Inficon Holding AG, Registered	607	650,226
Interroll Holding AG, Registered	304	1,039,943
Julius Baer Group Ltd.	66,634	4,202,388
Kardex Holding AG, Registered	1,943	401,361
Kuehne + Nagel International AG, Registered	16,165	4,838,600
LafargeHolcim Ltd., Registered	157,762	9,738,502
Landis+Gyr Group AG(a)	7,915	550,201
Logitech International SA, Registered	49,573	5,565,786
Lonza Group AG, Registered	22,429	14,282,949
Mobimo Holding AG, Registered	2,090	664,547
Nestle SA, Registered	870,380	103,905,460
Novartis AG, Registered	670,360	57,300,878
OC Oerlikon Corp. AG, Registered	78,126	913,990
Partners Group Holding AG	5,658	8,064,689
PSP Swiss Property AG, Registered	13,312	1,643,475
Relief Therapeutics Holding AG(a)(c)	756,196	170,798
Roche Holding AG	212,115	69,212,679
Roche Holding AG, Bearer	9,655	3,357,893
Schindler Holding AG, Participation Certificates, NVS	12,307	3,505,683
Schindler Holding AG, Registered	6,079	1,692,962
Schweiter Technologies AG, Bearer	348	565,469
SFS Group AG	7,047	908,642
SGS SA, Registered	1,828	5,411,545
Siegfried Holding AG, Registered	1,259	1,158,851
Siemens Energy AG(a)	120,460	4,031,270
SIG Combibloc Group AG	96,349	2,362,111
Sika AG, Registered	42,831	12,792,242
Softwareone Holding AG	32,693	847,749
Sonova Holding AG, Registered(a)	16,476	4,879,302
St. Galler Kantonalbank AG, Class A, Registered	938	439,663
Stadler Rail AG(c)	16,413	822,764
Straumann Holding AG, Registered	3,289	4,704,238

Security	Shares	Value

Switzerland (continued)
Sulzer AG, Registered	7,973	$909,152
Swatch Group AG (The), Bearer	8,588	2,632,756
Swatch Group AG (The), Registered	15,272	916,772
Swiss Life Holding AG, Registered	9,188	4,481,927
Swiss Prime Site AG, Registered	22,551	2,194,399
Swiss Re AG	85,824	7,987,217
Swisscom AG, Registered	7,856	4,266,298
Swissquote Group Holding SA, Registered	2,790	419,701
Tecan Group AG, Registered	3,640	1,775,201
Temenos AG, Registered	20,390	2,997,970
UBS Group AG, Registered	1,103,408	16,846,616
Valiant Holding AG, Registered	7,368	817,545
VAT Group AG(b)	8,156	2,332,202
Vifor Pharma AG	13,380	1,929,871
Vontobel Holding AG, Registered	11,043	831,207
VZ Holding AG	4,247	366,004
Zur Rose Group AG(a)	2,738	912,617
Zurich Insurance Group AG	45,432	18,664,953

		530,532,084

United Kingdom — 21.8%
3i Group PLC	293,311	5,206,252
888 Holdings PLC	115,269	680,836
Abcam PLC(a)	65,241	1,380,234
Admiral Group PLC	58,748	2,545,115
Aggreko PLC	84,028	1,003,441
AJ Bell PLC	96,722	594,589
Anglo American PLC	370,527	15,749,511
Antofagasta PLC	119,018	3,074,091
AO World PLC(a)	91,957	353,947
Ascential PLC(a)	136,083	657,187
Ashmore Group PLC	129,415	716,726
Ashtead Group PLC	137,529	8,856,242
ASOS PLC(a)	23,080	1,668,073
Associated British Foods PLC(a)	106,043	3,388,650
Assura PLC	803,156	827,892
Aston Martin Lagonda Global Holdings PLC(a)(b)	22,760	611,182
AstraZeneca PLC	396,462	42,349,310
Auto Trader Group PLC(a)(b)	297,346	2,347,460
Avast PLC(b)	197,681	1,307,462
AVEVA Group PLC	37,606	1,811,946
Aviva PLC	1,183,664	6,560,287
Avon Rubber PLC	10,901	500,785
B&M European Value Retail SA	281,680	2,206,621
Babcock International Group PLC(a)	86,350	344,441
BAE Systems PLC	964,441	6,759,377
Balfour Beatty PLC(a)	226,168	977,000
Barclays PLC	5,230,094	12,708,534
Barratt Developments PLC	314,007	3,356,336
Beazley PLC(a)	198,211	929,780
Bellway PLC	39,260	1,963,391
Berkeley Group Holdings PLC	37,737	2,417,551
Big Yellow Group PLC	56,174	930,198
Blue Prism Group PLC(a)	29,419	496,932
Bodycote PLC	63,427	663,903
boohoo Group PLC(a)	318,842	1,501,381
BP PLC	6,123,749	25,690,281
Breedon Group PLC(a)	502,211	717,587
Brewin Dolphin Holdings PLC	121,830	573,511
British American Tobacco PLC	692,299	25,707,587
British Land Co. PLC (The)	260,563	1,870,194

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Britvic PLC	90,904	$1,110,725
BT Group PLC(a)	2,689,649	6,142,664
Bunzl PLC	103,194	3,324,755
Burberry Group PLC(a)	126,125	3,599,051
Burford Capital Ltd.(a)	61,378	814,117
Bytes Technology Group PLC(a)	50,192	342,602
Cairn Energy PLC	173,291	407,401
Capita PLC(a)	530,281	320,993
Capital & Counties Properties PLC(a)	269,893	679,351
Carnival PLC(a)	49,642	1,155,658
Centamin PLC	404,952	602,167
Centrica PLC(a)	1,782,420	1,398,284
Ceres Power Holdings PLC(a)	25,834	477,867
Cineworld Group PLC(a)(c)	356,222	477,129
Clinigen Group PLC	45,458	537,184
Close Brothers Group PLC	46,500	1,022,380
CMC Markets PLC(b)	40,622	274,467
Coats Group PLC	584,823	472,875
Coca-Cola European Partners PLC	62,899	3,573,921
Compass Group PLC(a)	537,650	11,705,747
Computacenter PLC	27,164	1,007,194
ConvaTec Group PLC(b)	470,064	1,420,105
Countryside Properties PLC(a)(b)	160,758	1,155,178
Cranswick PLC	18,762	968,940
Crest Nicholson Holdings PLC(a)	88,635	501,678
Croda International PLC	42,069	3,939,804
CVS Group PLC(a)	31,340	967,638
Daily Mail & General Trust PLC, Class A, NVS	56,716	705,165
DCC PLC	30,194	2,627,034
Dechra Pharmaceuticals PLC	34,746	1,940,660
Derwent London PLC	32,041	1,476,824
Diageo PLC	705,724	31,765,866
Dialog Semiconductor PLC(a)	23,593	1,850,057
Diploma PLC	37,477	1,488,171
Direct Line Insurance Group PLC	411,979	1,626,227
Diversified Gas & Oil PLC	298,807	504,730
Dixons Carphone PLC(a)	419,101	808,311
Domino’s Pizza Group PLC	146,236	774,655
Draper Esprit PLC(a)	35,557	415,013
Drax Group PLC	130,312	737,211
DS Smith PLC	418,413	2,437,753
Dunelm Group PLC	37,703	769,453
easyJet PLC(a)	53,915	773,354
Electrocomponents PLC	146,457	2,161,604
Elementis PLC(a)	220,262	456,226
Energean PLC(a)	29,405	339,137
Entain PLC(a)	185,282	4,339,244
Essentra PLC	133,853	589,337
Eurasia Mining PLC(a)	769,437	290,621
Euromoney Institutional Investor PLC	36,770	506,045
Evraz PLC	159,414	1,417,884
Experian PLC	276,260	10,679,287
Ferguson PLC	68,158	8,617,704
Ferrexpo PLC	101,048	613,908
Fevertree Drinks PLC	33,165	1,151,639
Firstgroup PLC(a)	428,894	441,212
Forterra PLC(a)(b)	68,701	277,750
Frasers Group PLC(a)	88,837	634,062
Fresnillo PLC	54,658	623,274
Future PLC	34,392	1,123,772

Security	Shares	Value

United Kingdom (continued)
Games Workshop Group PLC	10,609	$1,593,724
Gamesys Group PLC	26,870	719,876
GB Group PLC	68,504	852,203
Genuit Group PLC	68,233	533,767
Genus PLC	19,616	1,381,053
GlaxoSmithKline PLC	1,516,852	28,133,722
Grainger PLC	247,894	980,241
Great Portland Estates PLC	79,887	766,511
Greatland Gold PLC(a)	1,548,213	471,587
Greggs PLC(a)	32,983	1,077,733
Halfords Group PLC(a)	68,377	356,911
Halma PLC	118,781	4,256,181
Hammerson PLC	1,325,753	731,292
Hargreaves Lansdown PLC	97,345	2,317,526
Hays PLC(a)	544,696	1,232,296
Helical PLC	69,462	407,776
Hikma Pharmaceuticals PLC	52,261	1,765,535
Hill & Smith Holdings PLC	26,731	544,793
Hiscox Ltd.(a)	104,323	1,172,857
Hochschild Mining PLC	100,617	258,837
HomeServe PLC	93,504	1,416,304
Howden Joinery Group PLC(a)	176,921	1,981,205
HSBC Holdings PLC	6,155,032	38,587,405
Hunting PLC	47,520	161,853
Ibstock PLC(b)	123,205	376,648
IG Design Group PLC	30,565	255,605
IG Group Holdings PLC	113,414	1,438,371
IMI PLC	82,922	1,830,067
Imperial Brands PLC	286,604	5,982,028
Inchcape PLC(a)	118,337	1,280,437
Indivior PLC(a)	297,459	628,479
Informa PLC(a)	452,407	3,521,511
IntegraFin Holdings PLC	88,728	689,794
InterContinental Hotels Group PLC(a)	52,806	3,766,760
Intermediate Capital Group PLC	87,829	2,658,257
Intertek Group PLC	49,530	4,209,244
Investec PLC	231,968	936,215
IP Group PLC(a)	303,924	540,305
ITM Power PLC(a)	138,050	994,869
ITV PLC(a)	1,092,403	1,830,110
IWG PLC(a)	237,655	1,206,609
J D Wetherspoon PLC(a)	33,240	614,860
J Sainsbury PLC	532,263	1,751,718
JD Sports Fashion PLC(a)	155,411	1,976,162
JET2 PLC(a)	48,477	1,001,078
John Laing Group PLC(b)	188,341	801,078
John Wood Group PLC(a)	218,892	853,437
Johnson Matthey PLC	58,094	2,614,108
Jupiter Fund Management PLC	147,517	527,768
Just Group PLC(a)	312,262	471,686
Kainos Group PLC	33,892	717,017
Keywords Studios PLC(a)	25,164	942,793
Kingfisher PLC(a)	636,686	3,149,685
Lancashire Holdings Ltd.	87,413	860,507
Land Securities Group PLC	212,219	2,117,912
Learning Technologies Group PLC	155,280	388,707
Legal & General Group PLC	1,796,174	6,774,299
Liontrust Asset Management PLC	18,376	411,660
Lloyds Banking Group PLC	21,350,896	13,431,220
London Stock Exchange Group PLC	95,466	9,781,136

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
LondonMetric Property PLC	296,163	$924,259
M&G PLC	788,421	2,372,066
Man Group PLC	462,207	1,076,074
Marks & Spencer Group PLC(a)	657,958	1,439,342
Marshalls PLC(a)	71,298	717,663
Marston’s PLC(a)	309,465	415,616
Mediclinic International PLC(a)	122,012	518,283
Meggitt PLC(a)	236,829	1,528,022
Melrose Industries PLC	1,477,812	3,333,106
Micro Focus International PLC	119,009	853,529
Mitchells & Butlers PLC(a)	80,752	352,634
Mondi PLC	144,607	3,934,239
Moneysupermarket.com Group PLC	180,408	682,410
National Express Group PLC(a)	200,186	830,394
National Grid PLC	1,060,903	13,375,566
Natwest Group PLC	1,464,770	3,987,143
Network International Holdings PLC(a)(b)	141,477	822,509
Next PLC(a)	40,126	4,334,516
Ninety One PLC	145,496	492,335
NMC Health PLC(a)(d)	42,009	1
Ocado Group PLC(a)	146,144	4,243,149
OSB Group PLC	135,002	895,707
Pagegroup PLC(a)	106,469	826,243
Paragon Banking Group PLC	114,578	746,238
Pearson PLC	233,715	2,685,799
Pennon Group PLC	129,037	1,847,326
Persimmon PLC	97,894	4,245,088
Petrofac Ltd.(a)	122,767	223,690
Petropavlovsk PLC(a)	1,092,093	388,296
Pets at Home Group PLC	153,041	941,229
Phoenix Group Holdings PLC	165,353	1,628,676
Playtech PLC(a)	105,041	676,853
Plus500 Ltd.	31,476	618,838
Primary Health Properties PLC	412,601	863,756
Provident Financial PLC(a)	93,052	315,389
Prudential PLC	786,260	16,704,824
QinetiQ Group PLC	208,794	959,765
Quilter PLC(b)	617,410	1,397,656
Rathbone Brothers PLC	19,344	453,164
Reckitt Benckiser Group PLC	214,747	19,180,635
Redde Northgate PLC	90,076	453,962
Redrow PLC	91,970	880,154
RELX PLC	583,927	15,195,316
Renishaw PLC	12,918	1,120,534
Rentokil Initial PLC	559,586	3,876,975
Restaurant Group PLC (The)(a)	230,840	383,532
Rightmove PLC	270,130	2,296,413
Rio Tinto PLC	338,185	28,449,913
Rolls-Royce Holdings PLC(a)	2,487,330	3,602,939
Rotork PLC	274,154	1,308,033
Royal Mail PLC(a)	282,919	1,942,910
RSA Insurance Group PLC	311,833	2,946,252
RWS Holdings PLC	87,515	832,431
S4 Capital PLC(a)	81,864	633,598
Safestore Holdings PLC	84,100	991,493
Sage Group PLC (The)	331,631	2,929,440
Sanne Group PLC	52,189	466,789
Savills PLC	54,282	898,116
Schroders PLC	39,131	1,954,773
Segro PLC	358,964	4,997,374

Security	Shares	Value

United Kingdom (continued)
Senior PLC(a)	193,140	$289,340
Serco Group PLC(a)	437,287	848,230
Severn Trent PLC	70,049	2,402,353
Shaftesbury PLC(a)	59,306	516,075
Signature Aviation PLC(a)	274,458	1,536,344
Smart Metering Systems PLC	31,601	355,276
Smith & Nephew PLC	264,985	5,761,931
Smiths Group PLC	117,484	2,644,080
Softcat PLC	42,914	1,139,016
Spectris PLC	37,225	1,677,108
Spirax-Sarco Engineering PLC	22,178	3,627,981
Spire Healthcare Group PLC(a)(b)	167,126	462,789
Spirent Communications PLC	207,276	730,088
SSE PLC	315,387	6,410,305
SSP Group PLC(a)	259,808	1,151,095
St. James’s Place PLC	159,394	3,004,682
St. Modwen Properties PLC	89,885	540,114
Stagecoach Group PLC(a)	172,706	215,447
Standard Chartered PLC	837,849	6,027,590
Standard Life Aberdeen PLC	714,081	2,743,591
Synthomer PLC	117,464	826,998
Tate & Lyle PLC	144,365	1,599,045
Taylor Wimpey PLC	1,099,724	2,734,632
Telecom Plus PLC	30,240	544,295
Tesco PLC	2,334,322	7,142,691
TP ICAP Group PLC	289,837	954,076
Trainline PLC(a)(b)	165,435	1,048,147
Travis Perkins PLC(a)	67,343	1,433,096
Tritax Big Box REIT PLC	594,944	1,567,558
Ultra Electronics Holdings PLC	24,849	695,663
Unilever PLC	794,322	46,537,149
UNITE Group PLC (The)	98,994	1,596,775
United Utilities Group PLC	207,689	2,784,117
Vectura Group PLC(a)	295,066	460,009
Vesuvius PLC	76,677	571,158
Victoria PLC(a)(c)	33,364	452,703
Victrex PLC	28,096	913,380
Virgin Money UK PLC(a)	409,395	1,134,223
Vistry Group PLC	68,707	1,177,213
Vodafone Group PLC	8,085,795	15,315,023
Weir Group PLC (The)(a)	83,468	2,215,394
WH Smith PLC(a)	48,947	1,226,291
Whitbread PLC(a)	59,798	2,685,817
Wickes Group PLC(a)	75,459	261,140
Wm Morrison Supermarkets PLC	727,700	1,751,604
Workspace Group PLC	46,311	525,783
WPP PLC	378,044	5,106,496

		821,739,102

Total Common Stocks — 98.1% (Cost: $3,302,020,231)		3,700,283,754

Preferred Stocks

Germany — 1.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	17,875	1,467,522
Fuchs Petrolub SE, Preference Shares, NVS	23,375	1,247,675
Henkel AG & Co. KGaA, Preference Shares, NVS	54,023	6,214,541
Jungheinrich AG, Preference Shares, NVS	16,009	838,701

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	46,220	$4,872,918
Sartorius AG, Preference Shares, NVS	10,736	6,063,938
Sixt SE, Preference Shares, NVS	5,042	416,979
Volkswagen AG, Preference Shares, NVS	56,005	14,609,654

		35,731,928

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,708,102	1,003,431

Total Preferred Stocks — 1.0% (Cost: $27,784,228)		36,735,359

Rights

Netherlands — 0.0%
Euronext NV (Expires 05/10/21)(a)	17,574	203,517

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(c)	741,187	8

Total Rights — 0.0% (Cost: $0)		203,525

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	24,803,845	24,816,248

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	310,000	$310,000

		25,126,248

Total Short-Term Investments — 0.7% (Cost: $25,117,272)		25,126,248

Total Investments in Securities — 99.8% (Cost: $3,354,921,731)		3,762,348,886

Other Assets, Less Liabilities — 0.2%		6,942,010

Net Assets — 100.0%		$3,769,290,896

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$52,094,464	$—		$(27,253,362	)(a)	$(3,872)	$(20,982)	$24,816,248	24,803,845	$717,615	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	10,000	(a)	—		—	—	310,000	310,000	353		—

						$(3,872)	$(20,982)	$25,126,248		$717,968		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	433	06/18/21	$20,511	$350,614
FTSE 100 Index	111	06/18/21	10,635	209,894

				$560,508

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core MSCI Europe ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,700,283,753	$—	$1	$3,700,283,754
Preferred Stocks	36,735,359	—	—	36,735,359
Rights	—	203,525	—	203,525
Money Market Funds	25,126,248	—	—	25,126,248

	$3,762,145,360	$203,525	$1	$3,762,348,886

Derivative financial instruments(a)
Assets
Futures Contracts	$560,508	$—	$—	$560,508

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt